STOCKBASED COMPENSATION (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCK-BASED COMPENSATION
Options outstanding, Begin	16,000,000	0
Granted	0	16,000,000
Exercised	0	0
Forfeiture and cancelled	(8,000,000)	0
Options outstanding, Ending	8,000,000	16,000,000
Weighted average exercise price, Beginning	$ 0.015	$ 0
Weighted average exercise price, granted	0	0.015
Weighted average exercise price, exercised	0	0
Weighted average exercie price, forfeiture and cancelled	0.015	0
Weighted average exercise price, Ending	$ 0.015	$ 0.015
Aggregate Intrinsic Value	$ 0	$ 0
Weighted average remaining life, granted		4 years 11 months 15 days
Weighted average remaining life	4 years 5 months 1 day	4 years 11 months 15 days